RECEIVABLES - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,366	$ 19,795	[1]	$ 19,133
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,152	9,725		9,865
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,140	10,001		9,200
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 74	$ 69		$ 68

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).